Investment Securities - Schedule of Other-Than-Temporarily Impaired Investment Security Portion of Unrealized Loss Recognized in Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Balance at beginning of period	$ (1,273)	$ (1,273)	$ (764)
Credit losses on securities not previously considered other-than-temporarily impaired
Credit losses on securities for which OTTI was previously recognized			(509)
Reduction for securities sold/settled during the period
Balance at end of period	$ (1,273)	$ (1,273)	$ (1,273)